UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Schedule of Investments

March 31, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Basic Materials
BHP Billiton, Ltd. ADR	184	15,373	8,206		83	6,709	3,702
Praxair, Inc.	164	11,043	11,036		79	5,667	5,316

		26,416	19,242	1.65%		12,376	9,018	1.69%

Business Services
Accenture, Ltd.	1,240	38,225	34,088		560	17,168	15,394
Dun & Bradstreet Corporation	178	13,105	13,706		85	6,243	6,545

		51,330	47,794	4.10%		23,411	21,939	4.10%

Communications
Amdocs, Ltd. ADR *	870	30,051	16,112		395	12,694	7,315
America Movil ADR Series L	400	21,097	10,832		186	9,351	5,037
Rogers Communications, Inc.	255	9,953	5,822		125	4,585	2,854

		61,101	32,766	2.81%		26,630	15,206	2.84%

Conglomerate
3M Company	423	25,242	21,032	1.80%	197	11,606	9,795	1.83%

Consumer Goods
Colgate-Palmolive Company	362	25,022	21,351		164	11,070	9,673
Diageo Capital PLC ADR	279	23,105	12,485		134	10,634	5,996
Nestle SA ADR	527	21,537	17,835		260	10,373	8,799
PepsiCo, Inc.	870	53,985	44,788		406	24,701	20,901
Procter & Gamble Company	711	39,496	33,481		333	18,527	15,681

		163,145	129,940	11.14%		75,305	61,050	11.42%

Corporate Services
Omnicom Group, Inc.	1,145	41,951	26,793	2.30%	520	16,955	12,168	2.28%

Energy
Chevron Corporation	353	25,955	23,736		155	11,020	10,422
Exxon Mobil Corporation	107	9,044	7,287		50	4,353	3,405
Halliburton Company	1,320	36,709	20,420		610	15,707	9,437
Hess Corporation	170	12,045	9,214		82	6,404	4,444
Marathon Oil Corporation	685	34,317	18,009		335	15,709	8,807
Noble Corporation	490	22,521	11,804		220	10,143	5,300

		140,591	90,470	7.75%		63,336	41,815	7.82%

Financial Institutions & Services
Charles Schwab Corporation	1,015	14,098	15,732		460	5,851	7,130
CME Group, Inc.	40	18,404	9,856		20	9,202	4,928
Fidelity National Information	410	6,806	7,462		190	3,162	3,458
Mastercard, Inc., Class A	264	36,604	44,215		118	16,426	19,763
State Street Corporation	605	37,295	18,622		282	16,951	8,680
The Bank of New York Mellon Corp.	564	24,647	15,933		281	12,002	7,938
Visa, Inc., Class A *	165	7,403	9,174		81	3,750	4,504
Western Union Company	1,780	35,591	22,375		820	16,043	10,307

		180,848	143,369	12.29%		83,387	66,708	12.48%

Schedule of Investments (continued)

March 31, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Industrial Goods & Services
Danaher Corporation	550	38,738	29,821		258	18,100	13,989
Rockwell Automation, Inc.	1,065	24,758	23,260		500	11,641	10,920
United Technologies Corporation	808	47,561	34,728		388	21,177	16,676
W.W. Grainger, Inc.	220	17,819	15,440		108	8,818	7,579

		128,876	103,249	8.85%		59,736	49,164	9.20%

Leisure
DIRECTV Group, Inc.	432	10,160	9,845		230	5,399	5,242
Grupo Televisa SA	660	15,128	9,002		320	7,302	4,365

		25,288	18,847	1.62%		12,701	9,607	1.80%

Medical & Health Products
Allergan, Inc.	421	18,482	20,107		206	8,759	9,838
Dentsply International, Inc.	810	21,093	21,749		377	9,736	10,122
Genzyme Corporation *	560	35,967	33,258		269	17,910	15,976
Johnson & Johnson	280	17,953	14,728		128	8,183	6,733
Medco Health Solutions *	241	9,425	9,963		116	4,562	4,795
Medtronic, Inc.	1,243	44,748	36,631		576	19,172	16,975
Merck KGA ADR *	370	15,565	10,860		160	6,872	4,696
Patterson Companies, Inc. *	960	17,734	18,105		455	8,451	8,581
Roche Holdings AG ADR	625	28,349	21,465		271	12,489	9,307
Thermo Fisher Scientific, Inc. *	545	20,734	19,440		282	10,543	10,059
VCA Antech, Inc. *	390	12,005	8,794		183	5,517	4,127
Waters Corporation *	605	23,149	22,355		280	10,656	10,346
Zimmer Holdings, Inc. *	365	20,709	13,322		165	8,791	6,023

		285,913	250,777	21.48%		131,641	117,578	22.00%

Retailing
Coach, Inc. *	710	30,862	11,857		340	14,001	5,678
CVS Caremark Corporation	1,392	49,025	38,266		647	22,980	17,786
Kohl’s Corporation *	160	7,076	6,771		80	3,521	3,386
NIKE, Inc.	460	21,763	21,569		208	10,193	9,753
Staples, Inc.	1,220	28,036	22,094		545	12,040	9,870
Target Corporation	235	6,587	8,082		102	2,859	3,508

		143,349	108,639	9.31%		65,594	49,981	9.35%

Schedule of Investments (continued)

March 31, 2009

(Unaudited)

	Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued

Technology
Apple, Inc. *	170	14,571	17,870		82	8,041	8,620
Automatic Data Processing, Inc.	240	10,174	8,438		112	4,523	3,938
Cisco Systems, Inc. *	3,243	69,048	54,385		1,520	30,988	25,490
eBay, Inc. *	590	17,580	7,410		280	8,190	3,517
EMC Corporation *	1,120	17,933	12,768		515	8,415	5,871
Google, Inc., Class A *	110	44,512	38,286		50	22,895	17,403
Hewlett Packard Company	480	16,515	15,389		218	7,518	6,989
Intel Corporation	630	14,698	9,482		310	6,997	4,666
International Business Machines Corp.	218	23,231	21,122		100	10,857	9,689
Intersil Corporation	410	6,557	4,715		200	2,970	2,300
KLA-Tencor Corporation	570	17,235	11,400		275	7,221	5,500
Microsoft Corporation	1,080	33,708	19,840		490	14,875	9,001
National Semiconductor	1,590	19,720	16,329		720	7,797	7,394
Netapp, Inc. *	640	13,055	9,498		325	5,947	4,823
Oracle Corporation *	2,770	49,021	50,054		1,290	23,395	23,310
Research In Motion, Ltd. *	123	11,357	5,298		58	4,938	2,498
Taiwan Semiconductor	3,059	31,367	27,378		1,424	14,249	12,745
VeriSign, Inc. *	300	9,761	5,661		145	4,565	2,736

		420,043	335,323	28.73%		194,381	156,490	29.28%

Transportation
United Parcel Service	220	13,327	10,828	0.93%	104	6,212	5,119	0.96%

Total Common Stocks		1,707,420	1,339,069	114.76%		783,271	625,638	117.05%

Total Investments		$1,707,420	1,339,069	114.76%		$783,271	625,638	117.05%

Other assets less liabilities			(172,207)	-14.76%			(91,114)	-17.05%

Total Net Assets			$1,166,863	100.00%			$534,524	100.00%

*	Non-income producing security

ADR- American Depository Receipt

Notes to Financial Statements

March 31, 2009

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Unum Group, formerly UnumProvident Corporation. The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Fair Value Measurements

Effective January 1, 2008, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. SFAS 157 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements. The adoption of SFAS 157 did not materially change the approach or methods utilized for determining fair value measurements or the fair values derived under those methods.

SFAS 157 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

•	Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

•

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

As of March 31, 2009, all investments held by the Fund were valued using Level 1 inputs as defined by SFAS 157.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 26, 2009